Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 107	$ 79
Allowance for credit losses on debt securities	8,290	4,447
Provision (recovery) of credit losses	(7,242)	(3,029)	$ (2,480)
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	7	4
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	2	1
Provision (recovery) of credit losses	1	1
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	5	3
Provision (recovery) of credit losses	2	(2)
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	40	323
Gain (loss) on sale of equity securities measured at fair value	$ (18)	68
Dividend Income recognized		$ 3